TRANSACTIONS WITH RELATED PARTIES - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025 ARS ($) RelatedParty	Dec. 31, 2024 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 48,451,832	$ 49,593,609
Number of Addressees (quantities) | RelatedParty	321	326
Average Amount of Credit Assistance | $	$ 150,940	$ 152,128
Maximum Assistance | $	$ 11,320,122	$ 15,149,406
Physical Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	267	269
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	54	57